INVESTMENT IN NONCONSOLIDATED AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2023
Investment In Nonconsolidated Affiliate
SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature as of the Securities Exchange closing and for December 31, 2023:

Fair value of the conversion feature	April 5, 2023	December 31, 2023
Expected volatility (%)	78.20%	135.70%
Risk-free interest rate (%)	4.34%	5.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.25
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.01) C$0.01
Fair value (U.S. dollars)	$272,000	$900

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

SCHEDULE OF EQUITY INVESTMENT

April 5, 2023 Through December 31, 2023

Revenue	455,000
Gross loss	(73,000)
Net loss	(1,839,000)

As of December 31, 2023

Current assets	551,000
Noncurrent assets	1,766,000
Current liabilities	2,187,000
Stakeholders deficit	(643,000)